UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811- 4007
Legg Mason Partners Trust II
(Exact name of registrant as specified in charter)
125 Broad Street, New York, NY 10004
(Address of principal executive offices) (Zip code)
Robert I. Frenkel, Esq.
Legg Mason & Co., LLC
300 First Stamford Place
Stamford, CT 06902
(Name and address of agent for service)
Registrant’s telephone number, including area code: 1-800-451-2010
Date of fiscal year end: October 31
Date of reporting period: January 31, 2007

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS TRUST II
LEGG MASON PARTNERS CAPITAL
PRESERVATION FUND
FORM N-Q
JANUARY 31, 2007

LEGG MASON PARTNERS CAPITAL PRESERVATION FUND

Schedule of Investments (unaudited)	January 31, 2007

Face
Amount	Security	Value

U.S. GOVERNMENT & AGENCY OBLIGATION — 85.7%
U.S. Government Obligations — 85.7%
$198,726,000	U.S. Treasury STRIPS, zero coupon bond to yield 3.873% due 5/15/07 (a) (Cost — $196,578,313)	$195,840,697

Shares
COMMON STOCKS — 10.4%
CONSUMER DISCRETIONARY — 1.2%
Hotels, Restaurants & Leisure — 0.1%
4,255	McDonald’s Corp.	188,709

Internet & Catalog Retail — 0.3%
13,790	Amazon.com Inc. *	519,470
3,418	IAC/InterActiveCorp. *	131,251

	Total Internet & Catalog Retail	650,721

Media — 0.7%
4,142	Comcast Corp., Special Class A Shares *	180,011
3,314	Gannett Co. Inc.	192,676
293	Idearc Inc. *	9,499
26,007	Time Warner Inc.	568,773
2,531	Viacom Inc., Class B Shares *	102,936
18,004	Walt Disney Co.	633,201

	Total Media	1,687,096

Specialty Retail — 0.1%
7,556	Home Depot Inc.	307,831

	TOTAL CONSUMER DISCRETIONARY	2,834,357

CONSUMER STAPLES — 1.1%
Beverages — 0.3%
7,471	Coca-Cola Co.	357,712
3,677	PepsiCo Inc.	239,887

	Total Beverages	597,599

Food & Staples Retailing — 0.2%
8,779	Wal-Mart Stores Inc.	418,671
2,958	Walgreen Co.	133,997

	Total Food & Staples Retailing	552,668

Food Products — 0.3%
2,593	General Mills Inc.	148,423
3,353	Hershey Co.	171,137
3,788	Kraft Foods Inc., Class A Shares	132,277
5,279	Wm. Wrigley Jr. Co.	271,974

	Total Food Products	723,811

Household Products — 0.3%
2,992	Kimberly-Clark Corp.	207,645
7,379	Procter & Gamble Co.	478,676

	Total Household Products	686,321

	TOTAL CONSUMER STAPLES	2,560,399

ENERGY — 1.1%
Energy Equipment & Services — 0.1%
3,512	Schlumberger Ltd.	222,977

Oil, Gas & Consumable Fuels — 1.0%
2,747	BP PLC, ADR	174,462
1,518	Canadian Natural Resources Ltd.	75,930
5,175	Chevron Corp.	377,154
3,037	ConocoPhillips	201,687
19,276	EnCana Corp.	925,826
See Notes to Schedule of Investments.

LEGG MASON PARTNERS CAPITAL PRESERVATION FUND

Schedule of Investments (unaudited)(continued)	January 31, 2007

Shares	Security	Value

Oil, Gas & Consumable Fuels — 1.0% (continued)
3,518	Exxon Mobil Corp.	$260,684
7,658	Spectra Energy Corp. *	200,027

	Total Oil, Gas & Consumable Fuels	2,215,770

	TOTAL ENERGY	2,438,747

FINANCIALS — 2.2%
Capital Markets — 0.5%
7,939	Merrill Lynch & Co. Inc.	742,773
6,458	Morgan Stanley	534,658

	Total Capital Markets	1,277,431

Commercial Banks — 0.1%
4,716	Wells Fargo & Co.	169,399

Consumer Finance — 0.3%
11,604	American Express Co.	675,585

Diversified Financial Services — 0.1%
3,724	Bank of America Corp.	195,808

Insurance — 1.0%
6,737	American International Group Inc.	461,147
11	Berkshire Hathaway Inc., Class A Shares *	1,210,550
3,000	Chubb Corp.	156,120
9,227	St. Paul Travelers Cos. Inc.	469,193

	Total Insurance	2,297,010

Real Estate Management & Development — 0.2%
8,730	Forest City Enterprises Inc., Class A Shares	527,728

	TOTAL FINANCIALS	5,142,961

HEALTH CARE — 1.4%
Biotechnology — 0.8%
7,686	Amgen Inc. *	540,864
7,742	Biogen Idec Inc. *	374,248
10,581	Genentech Inc. *	924,462

	Total Biotechnology	1,839,574

Health Care Equipment & Supplies — 0.1%
4,294	Medtronic Inc.	229,514

Pharmaceuticals — 0.5%
1,012	Eli Lilly & Co.	54,770
5,072	Johnson & Johnson	338,810
22,268	Pfizer Inc.	584,312
3,071	Wyeth	151,738

	Total Pharmaceuticals	1,129,630

	TOTAL HEALTH CARE	3,198,718

INDUSTRIALS — 1.0%
Aerospace & Defense — 0.1%
3,128	United Technologies Corp.	212,767

Air Freight & Logistics — 0.1%
4,286	United Parcel Service Inc., Class B Shares	309,792

Commercial Services & Supplies — 0.1%
8,062	Waste Management Inc.	306,195

Industrial Conglomerates — 0.5%
4,606	3M Co.	342,226
16,592	General Electric Co.	598,142
5,037	Tyco International Ltd.	160,579

	Total Industrial Conglomerates	1,100,947

See Notes to Schedule of Investments.

LEGG MASON PARTNERS CAPITAL PRESERVATION FUND

Schedule of Investments (unaudited) (continued)	January 31, 2007

Shares	Security	Value

Road & Rail — 0.2%
5,207	Florida East Coast Industries Inc.	$315,544

	TOTAL INDUSTRIALS	2,245,245

INFORMATION TECHNOLOGY — 1.8%
Communications Equipment — 0.6%
15,484	Cisco Systems Inc. *	411,720
12,942	Juniper Networks Inc. *	234,509
20,598	Motorola Inc.	408,870
4,590	QUALCOMM Inc.	172,859

	Total Communications Equipment	1,227,958

Computers & Peripherals — 0.1%
2,262	International Business Machines Corp.	224,277

Internet Software & Services — 0.3%
3,693	Akamai Technologies Inc. *	207,473
5,161	eBay Inc. *	167,165
13,229	Yahoo! Inc. *	374,513

	Total Internet Software & Services	749,151

IT Services — 0.1%
3,139	Automatic Data Processing Inc.	149,793

Semiconductors & Semiconductor Equipment — 0.3%
15,447	Intel Corp.	323,769
14,097	Texas Instruments Inc.	439,686

	Total Semiconductors & Semiconductor Equipment	763,455

Software — 0.4%
5,443	Electronic Arts Inc. *	272,150
16,681	Microsoft Corp.	514,776
5,625	Red Hat Inc. *	127,856

	Total Software	914,782

	TOTAL INFORMATION TECHNOLOGY	4,029,416

MATERIALS — 0.2%
Chemicals — 0.2%
5,210	E.I. du Pont de Nemours & Co.	258,208
2,657	PPG Industries Inc.	176,132

	TOTAL MATERIALS	434,340

TELECOMMUNICATION SERVICES — 0.2%
Diversified Telecommunication Services — 0.2%
6,032	AT&T Inc.	226,984
5,870	Verizon Communications Inc.	226,113

	TOTAL TELECOMMUNICATION SERVICES	453,097

UTILITIES — 0.2%
Electric Utilities — 0.1%
15,316	Duke Energy Corp.	301,572

Multi-Utilities — 0.1%
4,001	Ameren Corp.	212,493

	TOTAL UTILITIES	514,065

	TOTAL COMMON STOCKS
	(Cost — $20,497,684)	23,851,345

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS
	(Cost — $217,075,997)	219,692,042

See Notes to Schedule of Investments.

LEGG MASON PARTNERS CAPITAL PRESERVATION FUND

Schedule of Investments (unaudited) (continued)	January 31, 2007

Face
Amount	Security	Value

SHORT-TERM INVESTMENTS — 4.3%
U.S. Government Obligation — 0.1%
$240,000	U.S. Treasury Bills, 4.900% due 3/15/07 (a)(b)(c) (Cost — $238,653)	$238,617
Repurchase Agreement — 4.2%
9,532,000	State Street Bank & Trust Co., dated 1/31/07, 4.770% due 2/1/07; Proceeds at maturity — $9,533,263; (Fully collateralized by U.S. Treasury Bond, 8.000% due 11/15/21; Market value — $9,723,150) (Cost — $9,532,000)	9,532,000

	TOTAL SHORT-TERM INVESTMENTS
	(Cost — $9,770,653)	9,770,617

	TOTAL INVESTMENTS — 100.4%
	(Cost — $226,846,650#)	229,462,659
	Liabilities in Excess of Other Assets — (0.4)%	(986,513)

	TOTAL NET ASSETS — 100.0%	$228,476,146

*	Non-income producing security.

(a)	A portion of this security is segregated for open futures contracts.

(b)	A portion of this security is held at the broker as collateral for open futures contracts.

(c)	Rate shown represents yield-to-maturity.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:
ADR — American Depositary Receipt
STRIPS — Separate Trading of Registered Interest and Principal Securities
See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)
1. Organization and Significant Accounting Policies
Legg Mason Partners Capital Preservation Fund (the “Fund”) is a separate diversified investment fund of Legg Mason Partners Trust II (the “Trust”). The Trust, a Massachusetts business Trust, is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), as an open-end management investment company.
The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).
(a) Investment Valuation. Equity securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these investments at fair value as determined in accordance with the procedures approved by the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates market value.
(b) Repurchase Agreements. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.
(c) Financial Futures Contracts. The Fund may enter into financial futures contracts typically as a substitution for buying or selling securities and as a cash flow management technique. Upon entering into a financial futures contract, the Fund is required to deposit cash or securities as initial margin. Additional securities are also segregated up to the current market value of the financial futures contracts. Subsequent payments, known as variation margin, are made or received by the Fund each day, depending on the daily fluctuation in the value of the underlying financial instruments. The Fund recognizes an unrealized gain or loss equal to the daily variation margin. When the financial futures contracts are closed, a realized gain or loss is recognized equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contracts.
The risks associated with entering into financial futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. In addition, investing in financial futures contracts involves the risk that the Fund could lose more than the original margin deposit and subsequent payments required for a futures transaction. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.
(d) Stripped Securities. The Fund may invest in ‘Stripped Securities,’’ a term used collectively for stripped fixed income securities. Stripped securities can be principal only securities (“PO”), which are debt obligations that have been stripped of unmatured interest coupons or interest only securities (“IO”), which are unmatured interest coupons that have been stripped from debt obligations. As is the case with all securities, the market value of Stripped Securities will fluctuate in response to changes in economic conditions, interest rates and the market’s perception of the securities. However, fluctuations in response to interest rates may be greater in Stripped Securities than for debt obligations of comparable maturities that pay interest currently. The amount of fluctuation increases with a longer period of maturity.
The yield to maturity on IO’s is sensitive to the rate of principal repayments (including prepayments) on the related underlying debt obligation and principal payments may have a material effect on yield to maturity. If the underlying debt obligation experiences greater than anticipated prepayments of principal, the Fund may not fully recoup its initial investment in IO’s.
(e) Security Transactions. Security transactions are accounted for on a trade date basis.

Notes to Schedule of Investments (unaudited) (continued)
2. Investments
At January 31, 2007, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$3,905,172
Gross unrealized depreciation	(1,289,163)

Net unrealized appreciation	$2,616,009

At January 31, 2007, the Fund had the following open futures contracts:

	Number of	Expiration	Basis	Market	Unrealized
	Contracts	Date	Value	Value	Gain

Contracts to Buy:
S&P500 Index	9	03/07	$3,213,679	$3,246,750	$33,071

ITEM 2.	CONTROLS AND PROCEDURES.
(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.
Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Trust II

By	/s/ R. Jay Gerken

R. Jay Gerken
Chief Executive Officer

Date: March 29, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. Jay Gerken

R. Jay Gerken
Chief Executive Officer

Date: March 29, 2007

By	/s/ Frances M. Guggino

Frances M. Guggino
Chief Financial Officer

Date: March 29, 2007